DEPOSITS, PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Aug. 31, 2025
Receivables [Abstract]
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER CURRENT ASSETS
	As of
	August 31, 2025	February 28, 2025
	$	$
Other receivables	5,102	-
Deposits	32,922	4,852
Prepaid expenses*	6,951,092	-
Taxes receivable	-	6,516
Balance at end of the period	6,989,116	11,368

*	Prepaid marketing expenses were mainly made to vendors for 23 months of marketing services including investor relations, advising on business plans and corporate development to drive business growth.